Shareholder Report, Holdings (Details) - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Aug. 31, 2026
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	141.38%
Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	(9.04%)
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	(32.34%)
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)